VANECK MORNINGSTAR INTERNATIONAL MOAT ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 100.0%
Australia : 5.9%
ASX Ltd. † 26,675 $ 985,031
Endeavour Group Ltd. † 787,533 1,772,600
WiseTech Global Ltd. † 59,111 1,356,991
4,114,622
Brazil : 1.5%
Ambev SA 332,000 1,044,886
Underline
China : 24.4%
Alibaba Group Holding Ltd.
(HKD) 119,700 1,435,164
Inner Mongolia Yili Industrial
Group Co. Ltd. 496,600 1,752,303
JD.com, Inc. (HKD) 134,950 1,719,492
Jiangsu Yanghe Distillery Co.
Ltd. 277,600 1,563,559
Luzhou Laojiao Co. Ltd. 137,100 1,570,016
Prosus NV (EUR) 39,602 1,721,904
SF Holding Co. Ltd. 358,179 1,652,023
Shanxi Xinghuacun Fen Wine
Factory Co. Ltd. 51,700 834,444
Tencent Holdings Ltd. (HKD) 30,700 1,694,277
Wuliangye Yibin Co. Ltd. 142,700 1,557,925
Yum China Holdings, Inc.
(USD) 39,503 1,614,488
17,115,595
Denmark : 2.9%
Coloplast A/S 13,895 791,823
Novo Nordisk A/S 25,571 1,228,782
2,020,605
France : 13.0%
Bureau Veritas SA 60,366 1,850,070
Dassault Systemes SE 84,811 1,730,971
Edenred SE 80,231 2,063,693
Pernod Ricard SA 24,063 1,750,158
Thales SA 6,722 1,728,621
9,123,513
Germany : 15.0%
Hensoldt AG * 20,953 1,628,514
MTU Aero Engines AG 2,575 1,073,668
Rheinmetall AG 1,166 1,327,467
SAP SE 9,881 1,524,071
Sartorius Stedim Biotech 5,124 1,063,128
Siemens Healthineers AG
144A 43,785 1,708,773
Number
of Shares Value
Germany (continued)
Symrise AG 22,082 $ 2,216,399
10,542,020
Japan : 8.9%
Nintendo Co. Ltd. 36,200 1,522,503
Oriental Land Co. Ltd. † 64,900 988,719
Unicharm Corp. † 324,100 1,878,947
ZOZO, Inc. 260,400 1,840,945
6,231,114
Netherlands : 7.8%
Adyen NV 144A * 1,802 1,691,523
Koninklijke Philips NV * 68,653 1,868,138
Universal Music Group NV 90,943 1,906,381
5,466,042
Sweden : 2.2%
Elekta AB † 307,347 1,570,168
Underline
Switzerland : 3.6%
DSM-Firmenich AG (EUR) 26,733 2,538,980
Underline
Taiwan : 2.1%
Taiwan Semiconductor
Manufacturing Co. Ltd. 19,000 1,498,915
Underline
United Kingdom : 12.7%
BAE Systems PLC 34,503 846,062
Diageo PLC 44,749 901,792
Experian PLC 25,894 873,247
Melrose Industries PLC 286,638 1,808,527
Reckitt Benckiser Group PLC 14,832 966,643
RELX PLC 53,356 1,687,322
Spirax Group PLC 20,274 1,840,438
8,924,031
Total Common Stocks
(Cost: $83,061,534) 70,190,491
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
1.2%
Money Market Fund: 1.2%
(Cost: $811,928)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.65%(a) 811,928 811,928
Total Investments: 101.2%
(Cost: $83,873,462) 71,002,419
Liabilities in excess of other assets: (1.2)% (867,069)
NET ASSETS: 100.0% $ 70,135,350
Definitions:
EUR Euro
HKD Hong Kong Dollar
USD United States Dollar
(a) The rate shown is the 7-day yield as of 06/30/26.
* Non-income producing

VANECK MORNINGSTAR INTERNATIONAL MOAT ETF
SCHEDULE OF INVESTMENTS
(continued)
2
† Security fully or partially on loan. Total market value of securities on loan is $6,574,001.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $3,400,296, or 4.8% of net assets.
The summary of inputs used to value the Fund's investments as of June 30, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks $ 70,190,491
Australia $ — $ 4,114,622 $ — $ 4,114,622
Brazil 1,044,886 — — 1,044,886
China 1,614,488 15,501,107 — 17,115,595
Denmark — 2,020,605 — 2,020,605
France — 9,123,513 — 9,123,513
Germany — 10,542,020 — 10,542,020
Japan 1,840,945 4,390,169 — 6,231,114
Netherlands — 5,466,042 — 5,466,042
Sweden — 1,570,168 — 1,570,168
Switzerland — 2,538,980 — 2,538,980
Taiwan — 1,498,915 — 1,498,915
United Kingdom — 8,924,031 — 8,924,031
Money Market Fund 811,928 — — 811,928
Total Investments $ 5,312,247 $ 65,690,172 $ — $ 71,002,419